TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 06, 2024	Dec. 31, 2024
IPO and over-allotment option
Initial public offering
Shares issued	2,200,000
Issuance price per share	$ 5
Underwriting discounts and commissions	$ 0.8
Offering expenses recognized	2.6
Net proceeds from issuance of shares	$ 7.5
Underwriters option
Initial public offering
Shares issued	300,000
Temporary redeemable preferred stock
Initial public offering
Number of shares converted to common shares	4,000,000
Temporary redeemable preferred stock | IPO and over-allotment option
Initial public offering
Number of shares converted to common shares	4,000,000
Common Stock
Initial public offering
Number of common shares issued upon conversion of preferred shares	18,700,000	1,176,471